UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21317

Stadion Investment Trust

(Exact name of registrant as specified in charter)

1061 Cliff Dawson Road, Watkinsville, Georgia 30677

(Address of principal executive offices)(Zip code)

Edward Corrao, Esq.
ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203

(Name and address of agent for service)

Registrant's telephone number, including area code: (706) 583-5207

Date of fiscal year end: May 31

Date of reporting period: August 31, 2017

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Stadion Tactical Growth Fund
Schedule of Investments
August 31, 2017 (Unaudited)

EXCHANGE-TRADED FUNDS - 94.87%	Shares	Value
iShares® Core S&P® Small-Cap ETF	443,310	$30,619,422
iShares® iBoxx® $ Investment Grade Corporate Bond ETF	159,130	19,351,799
iShares® MSCI Eurozone ETF	479,590	20,061,250
iShares® MSCI India ETF	590,290	20,134,792
iShares® Russell 2000® ETF	220,820	30,855,179
iShares® Silver Trust(a)	602,170	10,026,131
PIMCO Enhanced Short Maturity Active ETF	334,299	34,028,295
PowerShares® QQQ Trust, Series 1	416,647	60,913,791
SPDR® S&P 500® ETF Trust	239,130	59,182,284
SPDR® S&P® Bank ETF	453,360	18,914,179
VanEck Vectors® Gold Miners ETF	417,650	10,324,308
Vanguard® Growth ETF	456,611	60,181,330

TOTAL EXCHANGE-TRADED FUNDS
(Cost $326,583,933)		374,592,760

MONEY MARKET FUNDS - 5.33%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.894%, 7-day effective yield	21,041,460	$21,041,460

TOTAL MONEY MARKET FUNDS
(Cost $21,041,460)		21,041,460

Total Investments, at Value - 100.20%
(Cost $347,625,393)		395,634,220

Liabilities in Excess of Other Assets - (0.20)%		(797,439)

Net Assets - 100.00%		$394,836,781

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Stadion Tactical Defensive Fund
Schedule of Investments
August 31, 2017 (Unaudited)

EXCHANGE-TRADED FUNDS - 98.65%	Shares	Value
iShares® Core MSCI Total International Stock ETF	180,460	$10,793,312
iShares® Core S&P® Small-Cap ETF	151,200	10,443,384
iShares® Russell 2000® ETF	111,370	15,561,730
PowerShares® QQQ Trust, Series 1	182,480	26,678,576
SPDR® S&P 500® ETF Trust	157,930	39,086,096

TOTAL EXCHANGE-TRADED FUNDS
(Cost $100,608,709)		102,563,098

MONEY MARKET FUNDS - 49.78%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.894%, 7-day effective yield	51,750,845	$51,750,845

TOTAL MONEY MARKET FUNDS
(Cost $51,750,845)		51,750,845

Total Investments, at Value - 148.43%
(Cost $152,359,554)		154,313,943

Liabilities in Excess of Other Assets - (48.43)%		(50,348,709)

Net Assets - 100.00%		$103,965,234

See Notes to Quarterly Schedule of Investments.

Stadion Trilogy Alternative Return Fund
Schedule of Investments
August 31, 2017 (Unaudited)

COMMON STOCKS - 45.76%	Shares	Value
Consumer Discretionary - 3.48%
Distributors - 1.15%
Genuine Parts Co.(a)	15,517	$1,285,273

Hotels, Restaurants & Leisure - 1.20%
McDonald's Corp.(a)	8,365	1,338,149

Household Durables - 1.13%
Garmin Ltd.(a)	24,605	1,267,158

Consumer Staples - 6.87%
Food & Staples Retailing - 2.32%
Sysco Corp.(a)	24,743	1,303,214
Wal-Mart Stores, Inc.(a)	16,561	1,292,917
		2,596,131

Food Products - 3.36%
Archer-Daniels-Midland Co.(a)	30,625	1,265,425
General Mills, Inc.(a)	23,334	1,242,769
Kellogg Co.(a)	19,060	1,247,667
		3,755,861

Household Products - 1.19%
Procter & Gamble Co.(a)	14,447	1,333,025

Energy - 2.28%
Energy Equipment & Services - 1.09%
Schlumberger Ltd.(a)	19,230	1,221,297

Oil, Gas & Consumable Fuels - 1.19%
Chevron Corp.(a)	12,371	1,331,367

Financials - 5.65%
Banks - 4.44%
BB&T Corp.(a)	27,378	1,261,852
Fifth Third Bancorp(a)	48,517	1,267,749
US Bancorp(a)	24,171	1,238,764
Wells Fargo & Co.(a)	23,534	1,201,881
		4,970,246

Insurance - 1.21%
Aflac, Inc.(a)	16,429	1,356,214

COMMON STOCKS - 45.76% (continued)		Value
Health Care - 4.53%
Health Care Equipment & Supplies - 1.14%
Abbott Laboratories(a)	25,084	$1,277,779

Pharmaceuticals - 3.39%
Eli Lilly & Co.(a)	15,011	1,220,244
Johnson & Johnson(a)	9,589	1,269,296
Merck & Co., Inc.(a)	20,314	1,297,252
		3,786,792

Industrials - 7.91%
Aerospace & Defense - 2.31%
Lockheed Martin Corp.(a)	4,385	1,339,135
United Technologies Corp.(a)	10,353	1,239,461
		2,578,596

Commercial Services & Supplies - 1.17%
Waste Management, Inc.(a)	16,975	1,308,942

Electrical Equipment - 1.12%
Emerson Electric Co.(a)	21,245	1,254,305

Industrial Conglomerates - 1.10%
General Electric Co.(a)	50,030	1,228,237

Machinery - 1.10%
Illinois Tool Works, Inc.(a)	8,955	1,231,402

Trading Companies & Distributors - 1.11%
WW Grainger, Inc.(a)	7,661	1,245,449

Information Technology - 5.92%
Communications Equipment - 2.38%
Cisco Systems, Inc.(a)	40,129	1,292,555
Harris Corp.(a)	11,193	1,375,620
		2,668,175

IT Services - 1.12%
International Business Machines Corp.(a)	8,740	1,250,082

Software - 1.16%
Microsoft Corp.(a)	17,403	1,301,222

Technology Hardware, Storage & Peripherals - 1.26%
Apple, Inc.	8,577	1,406,628

COMMON STOCKS - 45.76% (continued)		Value
Materials - 2.22%
Chemicals - 1.14%
Dow Chemical Co.(a)	19,215	$1,280,680

Containers & Packaging - 1.08%
International Paper Co.(a)	22,444	1,209,058

Real Estate - 1.09%
Equity Real Estate Investment Trusts (REITs) - 1.09%
Weyerhaeuser Co.(a)	37,372	1,218,701

Telecommunication Services - 1.18%
Diversified Telecommunication Services - 1.18%
AT&T, Inc.(a)	35,119	1,315,558

Utilities - 4.63%
Electric Utilities - 2.34%
Eversource Energy(a)	20,986	1,322,118
Southern Co.(a)	26,927	1,299,497
		2,621,615

Gas Utilities - 1.12%
National Fuel Gas Co.(a)	21,557	1,249,875

Multi-Utilities - 1.17%
Dominion Energy, Inc.(a)	16,613	1,308,606

TOTAL COMMON STOCKS
(Cost $41,230,757)		51,196,423

EXCHANGE-TRADED FUNDS - 41.83%	Shares	Value
iShares® 1-3 Year Credit Bond ETF	87,611	$9,249,093
iShares® 10+ Year Credit Bond ETF(a)	62,220	3,879,417
iShares® iBoxx® $ Investment Grade Corporate Bond ETF(a)	42,410	5,157,480
iShares® Intermediate Credit Bond ETF(a)	46,729	5,170,564
iShares® MBS ETF(a)	96,221	10,358,191
VanEck Vectors® Fallen Angel High Yield Bond ETF(a)	173,200	5,199,464
Vanguard® Intermediate-Term Government Bond ETF(a)	119,165	7,783,858

TOTAL EXCHANGE-TRADED FUNDS
(Cost $46,047,602)		46,798,067

OPEN-END FUNDS - 4.39%	Shares	Value
AllianzGI Short Duration High Income Fund, Institutional Shares	324,334	$4,913,667

TOTAL OPEN-END FUNDS
(Cost $4,986,066)		4,913,667

PURCHASED OPTION CONTRACTS - 8.12%	Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
Call Option Contracts - 4.06%
S&P 500® Index:
	Jefferies	09/01/2017	$2,550	50	$12,358,250	$250
	Jefferies	09/08/2017	2,550	50	12,358,250	750
	Jefferies	09/15/2017	2,550	50	12,358,250	1,500
	Jefferies	09/22/2017	2,550	50	12,358,250	2,375
	Jefferies	09/29/2017	2,550	50	12,358,250	4,125
	Jefferies	10/06/2017	2,550	50	12,358,250	6,750
	Jefferies	12/21/2018	2,250	60	14,829,900	1,808,400
	Jefferies	12/21/2018	2,350	30	7,414,950	690,900
	Jefferies	12/20/2019	2,450	90	22,244,850	2,029,500
					118,639,200	4,544,550
Put Option Contracts - 4.06%
IPATH S&P 500® VIX Short-Term Futures ETN:
	Jefferies	12/15/2017	10	3,000	13,896,000	268,500
	Jefferies	12/15/2017	11	5,600	25,939,200	775,600
S&P 500® Index:
	Jefferies	09/08/2017	2,400	25	6,179,125	2,562
	Jefferies	09/15/2017	1,925	200	49,433,000	1,500
	Jefferies	09/15/2017	2,375	50	12,358,250	9,125
	Jefferies	09/22/2017	2,325	50	12,358,250	9,125
	Jefferies	10/06/2017	2,325	50	12,358,250	26,000
	Jefferies	06/15/2018	2,150	100	24,716,500	439,000
	Jefferies	06/15/2018	2,175	100	24,716,500	473,500
	Jefferies	06/15/2018	2,200	25	6,179,125	127,875
	Jefferies	12/21/2018	2,200	75	18,537,375	621,000
	Jefferies	12/21/2018	2,250	110	27,188,150	1,034,550
SPDR® S&P 500® ETF Trust:
	Jefferies	03/16/2018	185	350	8,662,150	32,375
	Jefferies	06/15/2018	185	100	2,474,900	17,500
	Jefferies	06/15/2018	190	380	9,404,620	78,280
	Jefferies	06/15/2018	195	500	12,374,500	120,750
	Jefferies	12/21/2018	200	250	6,187,250	126,375
	Jefferies	12/21/2018	205	450	11,137,050	259,875
	Jefferies	12/21/2018	215	150	3,712,350	112,575
					287,812,545	4,536,067
TOTAL PURCHASED OPTION CONTRACTS
(Cost $12,092,626)					406,451,745	9,080,617

MONEY MARKET FUNDS - 3.52%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.894%, 7-day effective yield	3,941,376	$3,941,376

TOTAL MONEY MARKET FUNDS
(Cost $3,941,376)		3,941,376

Total Investments, at Value - 103.62%
(Cost $108,298,427)		115,930,150

Written Option Contracts - (4.15)%		(4,643,485)

Other Assets in Excess of Liabilities - 0.53%		597,885	(b)

Net Assets - 100.00%		$111,884,550

(a)	All or portion of this security is held as collateral for written options. At period end, the aggregate market value of those securities was $36,275,404, representing 32.42% of net assets.
(b)	Includes cash which is being held as collateral for written options.

WRITTEN OPTION CONTRACTS - 4.15%	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
Call Option Contracts - 2.63%
S&P 500® Index:
	Jefferies	09/15/2017	$2,465	24	$46,963	$5,931,960	$41,760
	Jefferies	09/22/2017	2,440	50	197,052	12,358,250	198,500
	Jefferies	09/22/2017	2,445	60	131,932	14,829,900	214,200
	Jefferies	09/29/2017	2,420	50	210,292	12,358,250	300,500
	Jefferies	09/29/2017	2,465	30	53,958	7,414,950	75,750
	Jefferies	10/06/2017	2,450	50	152,111	12,358,250	198,750
	Jefferies	12/15/2017	2,250	30	232,458	7,414,950	702,750
	Jefferies	06/15/2018	2,450	30	182,958	7,414,950	375,300
	Jefferies	06/15/2018	2,550	55	279,136	13,594,075	375,375
	Jefferies	12/21/2018	2,600	5	36,481	1,235,825	43,925
	Jefferies	12/21/2018	2,650	10	47,976	2,471,650	67,350
	Jefferies	12/21/2018	2,700	70	382,823	17,301,550	350,700
					1,954,140	114,684,560	2,944,860
Put Option Contracts - 1.52%
S&P 500® Index:
	Jefferies	09/08/2017	2,470	25	65,802	6,179,125	23,500
	Jefferies	09/15/2017	1,725	200	877,732	49,433,000	1,000
	Jefferies	09/15/2017	2,470	50	118,957	12,358,250	72,500
	Jefferies	09/22/2017	2,440	50	189,212	12,358,250	51,500
	Jefferies	10/06/2017	2,450	50	163,389	12,358,250	103,750
	Jefferies	06/15/2018	1,950	100	443,517	24,716,500	237,000
	Jefferies	06/15/2018	1,975	125	510,328	30,895,625	321,875
	Jefferies	12/21/2018	1,975	75	434,832	18,537,375	345,750
	Jefferies	12/21/2018	2,000	110	563,705	27,188,150	541,750
					3,367,474	194,024,525	1,698,625

Total Written Option Contracts					$5,321,614	$308,709,085	$4,643,485

See Notes to Quarterly Schedule of Investments.

Stadion Alternative Income Fund
Schedule of Investments
August 31, 2017 (Unaudited)

COMMON STOCKS - 104.01%	Shares	Value
Consumer Discretionary - 8.30%
Automobiles - 2.13%
Ford Motor Co.(a)	49,098	$541,551

Distributors - 2.09%
Genuine Parts Co.(a)	6,395	529,698

Hotels, Restaurants & Leisure - 2.09%
McDonald's Corp.(a)	3,316	530,461

Multiline Retail - 1.99%
Target Corp.(a)	9,278	505,929

Consumer Staples - 16.24%
Beverages - 4.11%
Coca-Cola Co.(a)	11,556	526,376
PepsiCo, Inc.(a)	4,470	517,313
		1,043,689

Food & Staples Retailing - 2.13%
Sysco Corp.(a)	10,249	539,815

Food Products - 3.87%
General Mills, Inc.(a)	9,143	486,956
Kellogg Co.(a)	7,559	494,812
		981,768

Household Products - 4.17%
Kimberly-Clark Corp.(a)	4,318	532,366
Procter & Gamble Co.(a)	5,695	525,478
		1,057,844

Tobacco - 1.96%
Altria Group, Inc.(a)	7,865	498,641

Energy - 8.42%
Oil, Gas & Consumable Fuels - 8.42%
Chevron Corp.(a)	4,939	531,535
Exxon Mobil Corp.(a)	6,871	524,464
Occidental Petroleum Corp.(a)	8,920	532,524
Valero Energy Corp.(a)	8,042	547,660
		2,136,183

COMMON STOCKS - 104.01% (continued)		Value
Financials - 14.49%
Banks - 8.22%
BB&T Corp.(a)	11,407	$525,749
JPMorgan Chase & Co.(a)	5,763	523,799
PNC Financial Services Group, Inc.	4,140	519,197
Wells Fargo & Co.(a)	10,128	517,237
		2,085,982

Capital Markets - 4.13%
CME Group, Inc.(a)	4,188	526,850
Invesco Ltd.(a)	15,965	523,333
		1,050,183

Insurance - 2.14%
Aflac, Inc.(a)	6,580	543,179

Health Care - 10.58%
Health Care Equipment & Supplies - 2.13%
Abbott Laboratories(a)	10,635	541,747

Pharmaceuticals - 8.45%
Eli Lilly & Co.(a)	6,736	547,569
Johnson & Johnson(a)	3,936	521,008
Merck & Co., Inc.(a)	8,431	538,404
Pfizer, Inc.(a)	15,869	538,277
		2,145,258

Industrials - 14.67%
Aerospace & Defense - 4.23%
Lockheed Martin Corp.(a)	1,731	528,630
United Technologies Corp.(a)	4,561	546,043
		1,074,673

Commercial Services & Supplies - 2.11%
Waste Management, Inc.(a)	6,942	535,297

Electrical Equipment - 2.09%
Emerson Electric Co.(a)	8,974	529,825

Industrial Conglomerates - 4.16%
3M Co.(a)	2,588	528,780
General Electric Co.(a)	21,454	526,696
		1,055,476

Machinery - 2.08%
Illinois Tool Works, Inc.(a)	3,839	527,901

COMMON STOCKS - 104.01% (continued)		Value
Information Technology - 12.71%
Communications Equipment - 2.14%
Harris Corp.(a)	4,418	$542,972

IT Services - 4.21%
International Business Machines Corp.(a)	3,711	530,784
Paychex, Inc.(a)	9,436	538,135
		1,068,919

Semiconductors & Semiconductor Equipment - 4.24%
Intel Corp.(a)	15,274	535,659
Texas Instruments, Inc.(a)	6,529	540,732
		1,076,391

Software - 2.12%
Microsoft Corp.(a)	7,210	539,092

Materials - 2.07%
Chemicals - 2.07%
Air Products & Chemicals, Inc.(a)	3,615	525,512

Real Estate - 2.10%
Equity Real Estate Investment Trusts (REITs) - 2.10%
HCP, Inc.(a)	17,881	533,033

Telecommunication Services - 4.10%
Diversified Telecommunication Services - 4.10%
AT&T, Inc.(a)	13,864	519,346
Verizon Communications, Inc.(a)	10,855	520,714
		1,040,060

Utilities - 10.33%
Electric Utilities - 6.26%
Entergy Corp.(a)	6,699	530,360
Eversource Energy(a)	8,372	527,436
Southern Co.(a)	10,989	530,329
		1,588,125

Multi-Utilities - 4.07%
Centerpoint Energy, Inc.(a)	17,885	529,754
SCANA Corp.(a)	8,350	504,173
		1,033,927

TOTAL COMMON STOCKS
(Cost $24,475,719)		26,403,131

PURCHASED OPTION CONTRACTS - 2.75%	Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
Call Option Contracts - 0.35%
S&P 500® Index:
	Jefferies	09/15/2017	$2,600	95	$23,480,675	$1,425
	Jefferies	10/20/2017	2,600	75	18,537,375	5,062
	Jefferies	12/15/2017	2,800	170	42,018,050	7,650
	Jefferies	06/15/2018	2,800	35	8,650,775	19,600
	Jefferies	06/15/2018	3,000	231	57,095,115	27,720
	Jefferies	12/21/2018	3,000	40	9,886,600	23,800
	Jefferies	12/21/2018	3,100	10	2,471,650	3,275
					162,140,240	88,532
Put Option Contracts - 2.40%
S&P 500® Index	Jefferies	10/20/2017	2,350	35	8,650,775	37,800
SPDR® S&P 500® ETF Trust:
	Jefferies	06/15/2018	205	700	17,324,300	231,350
	Jefferies	12/21/2018	210	400	9,899,600	263,400
	Jefferies	12/21/2018	215	100	2,474,900	75,050
					38,349,575	607,600
TOTAL PURCHASED OPTION CONTRACTS
(Cost $1,614,844)					200,489,815	696,132

MONEY MARKET FUNDS - 0.34%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.894%, 7-day effective yield	87,183	$87,183

TOTAL MONEY MARKET FUNDS
(Cost $87,183)		87,183

Total Investments, at Value - 107.10%
(Cost $26,177,746)		27,186,446

Written Option Contracts - (6.26)%		(1,588,825)

Liabilities in Excess of Other Assets - (0.84)%		(213,409)

Net Assets - 100.00%		$25,384,212

(a)	All or portion of this security is held as collateral for written options. At period end, the aggregate market value of those securities was $16,298,468, representing 64.21% of net assets.

WRITTEN OPTION CONTRACTS - 6.26%	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
Call Option Contracts - 5.69%
S&P 500® Index:
	Jefferies	10/20/2017	$2,490	75	$162,409	$18,537,375	$165,375
	Jefferies	06/15/2018	2,475	70	478,826	17,301,550	766,150
	Jefferies	12/21/2018	2,550	40	406,405	9,886,600	445,400
	Jefferies	12/21/2018	2,650	10	58,785	2,471,650	67,350
					1,106,425	48,197,175	1,444,275
Put Option Contracts - 0.57%
S&P 500® Index	Jefferies	10/20/2017	2,490	35	148,906	8,650,775	144,550
					148,906	8,650,775	144,550

Total Written Option Contracts					$1,255,331	$56,847,950	$1,588,825

See Notes to Quarterly Schedule of Investments.

STADION INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
August 31, 2017 (Unaudited)

1. ORGANIZATION

Stadion Tactical Growth Fund (“Tactical Growth Fund”) (formerly known as the Stadion Market Opportunity Fund prior to March 28, 2014), Stadion Tactical Defensive Fund (“Tactical Defensive Fund”) (formerly known as the Stadion Core Advantage Fund prior to March 28, 2014), Stadion Trilogy Alternative Return Fund (“Trilogy Alternative Return Fund”) (formerly known as the Stadion Trilogy FundTM prior to March 28, 2014), and Stadion Alternative Income Fund (“Alternative Income Fund”) (formerly known as the Stadion Tactical Income Fund prior to April 30, 2015), (each, a “Fund,” and collectively, the “Funds”) are each a diversified series of Stadion Investment Trust (the “Trust”), a Delaware Statutory Trust registered under the Investment Company Act of 1940 (the “1940 Act”) as an open‐end management investment company.

Tactical Growth Fund is a successor to a previously operational fund, the ETF Market Opportunity Fund (the “Predecessor Fund”), which was a series of the Aviemore Funds, an Ohio business trust. The Predecessor Fund was organized into a series of the Trust, Class I shares, of the Tactical Growth Fund, effective as of the close of business on March 29, 2013. The Predecessor Fund commenced operations on May 3, 2004 and was the only series authorized by the Aviemore Funds. Class A and Class C shares were launched from the Tactical Growth Fund effective April 1, 2013 and Class T shares of the Fund were launched effective August 14, 2017. The Fund seeks long‐term capital appreciation.

Tactical Defensive Fund commenced operations on January 27, 2004. The public offering of Class A shares, Class C shares, Class I shares and Class T shares commenced on September 15, 2006, October 1, 2009, May 28, 2010 and August 14, 2017, respectively. The investment objective of the Fund is to seek capital appreciation.

Trilogy Alternative Return Fund commenced operations on April 2, 2012. The public offering of Class A shares, Class C shares, and Class I shares commenced on April 2, 2012 and Class T shares of the Fund were launched effective August 14, 2017. The investment objective of the Fund is total return, with an emphasis on lower risk and volatility than the U.S. equity markets.

Alternative Income Fund commenced operations on December 31, 2012. The public offering of Class A shares, Class C shares, Class I shares and Class T shares commenced on December 31, 2012, August 10, 2015, February 14, 2013 and August 14, 2017, respectively. The investment objective of the Fund is to seek to provide income and absolute portfolio returns, with a secondary emphasis on lower risk and volatility than the U.S. equity markets.

Each Fund currently offers four classes of shares, Class A, Class C, Class I, and Class T. Class A shares are sold subject to a maximum front‐end sales load equal to 5.75% of the offering price and a distribution and/or service fee of up to 0.25% of the average net assets attributable to Class A shares, and are also sold subject to a 1.00% contingent deferred sales load on purchases at or above $1 million if redeemed within 12 months of purchase. Class C shares are sold subject to a distribution and/or service fee of up to 1.00% of the average daily net assets attributable to Class C shares and, effective October 1, 2012, sold subject to a 1.00% contingent deferred sales load if redeemed within one year of purchase. Class I shares are sold without any sales loads and distribution and/ or service fees. Class T shares are sold subject to a maximum front‐end sales load equal to 2.50% of the offering price and a distribution and/or service fee of up to 0.25% of the average net assets attributable to Class T shares. Each class of shares represents an interest in the same assets of the Funds, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads and distribution fees; (2) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (3) each class has exclusive voting rights with respect to matters relating to its arrangements; and (4) Class I shares require a higher minimum initial investment.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are considered investment companies for financial reporting purposes under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Security Valuation: The Funds’ investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the time regular trading closes on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time). Securities traded in the NASDAQ market are valued at the NASDAQ Official Closing Price. Other securities, including listed securities for which no sale was reported on that date, are valued at the most recent bid price. Options are valued at the mean of the last quoted bid and ask prices at the time of valuation, as reported on the option’s primary exchange. If no bid quotation is readily available at the time of valuation, the option shall be valued at the mean of the last quoted ask price and $0.00. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Trustees”) and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to the Funds’ net asset value calculations; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Open‐end investment companies, including money market funds, are valued at the net asset value reported by such registered open‐end investment companies. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs
Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of August 31, 2017 by security type:

Tactical Growth Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$374,592,760	$–	$–	$374,592,760
Money Market Funds	21,041,460	–	–	21,041,460
Total Investments in Securities	$395,634,220	$–	$–	$395,634,220

Tactical Defensive Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$102,563,098	$–	$–	$102,563,098
Money Market Funds	51,750,845	–	–	51,750,845
Total Investments in Securities	$154,313,943	$–	$–	$154,313,943

Trilogy Alternative Return Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Common Stocks*	$51,196,423	$–	$–	$51,196,423
Exchange-Traded Funds	46,798,067	–	–	46,798,067
Open-End Funds	4,913,667	–	–	4,913,667
Purchased Option Contracts	–	9,080,617	–	9,080,617
Money Market Funds	3,941,376	–	–	3,941,376
Total Investments in Securities	$106,849,533	$9,080,617	$–	$115,930,150

Other Financial Instruments
Liabilities
Written Option Contracts	$–	$(4,643,485)	$–	$(4,643,485)
Total	$–	$(4,643,485)	$–	$(4,643,485)

Alternative Income Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Common Stocks*	$26,403,131	$–	$–	$26,403,131
Purchased Option Contracts	–	696,132	–	696,132
Money Market Funds	87,183	–	–	87,183
Total Investments in Securities	$26,490,314	$696,132	$–	$27,186,446

Other Financial Instruments
Liabilities
Written Option Contracts	$–	$(1,588,825)	$–	$(1,588,825)
Total	$–	$(1,588,825)	$–	$(1,588,825)

*	See Schedule of Investments for Common Stocks determined by sector and industry.

As of August 31, 2017, the Funds did not have any transfers in and/or out of any Level. The Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2017. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

Securities Transactions: Security transactions are accounted for on trade date.

Option Transactions: Trilogy Alternative Return Fund and Alternative Income Fund may purchase and write put and call options on broad-based U.S. and International stock indices or ETFs that replicate the performance of broad-based U.S. and International stock indices as well as short term futures ETFs and bond ETFs. When held, the Funds use option contracts on broad-based U.S. and International stock indices for the purpose of seeking to generate return and manage risk exposure among varying market conditions.

Exchange-Traded Funds (“ETFs”): The Funds may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a fund investing in an ETF will indirectly bear those costs. Such funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices.

Underlying Investment In Other Investment Companies: The Funds currently seek to achieve their investment objectives by investing a portion of their assets in Morgan Stanley Institutional Liquidity Fund Government Portfolio (the “Portfolio”), a registered open‐end management investment company organized as a Delaware statutory trust. The Funds may redeem their investments from the Portfolio at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so. The latest financial statements for the Portfolio can be found at www.sec.gov.

The performance of the Funds may be directly affected by the performance of the Portfolio. As of August 31, 2017, the percentage of net assets invested in the Portfolio was 5.33%, 49.78%, 3.52% and 0.34% for the Tactical Growth Fund, Tactical Defensive Fund, Trilogy Alternative Return Fund, and Alternative Income Fund, respectively.

The Tactical Defensive Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the PowerShares® QQQ Trust, Series 1 and the SPDR® S&P 500® ETF Trust. The PowerShares® QQQ Trust, Series 1 was established as a New York statutory trust and is registered under the Investment Company Act of 1940, as amended. The SPDR® S&P® ETF Trust was established as a New York statutory trust and is registered under the Investment Company Act of 1940, as amended. The Fund may redeem their investments from the PowerShares® QQQ Trust, Series 1 and the SPDR® S&P® ETF Trust, (the “ETFs”) at any time if the Advisor determines that it is in the best interest of a Fund and its shareholders to do so. The latest financial statements for the ETFs can be found at www.sec.gov.

A Fund’s performance may be directly affected by the performance of the ETFs. As of August 31, 2017, the percentage of net assets invested in the PowerShares® QQQ Trust, Series 1 and SPDR® S&P 500® ETF Trust by the Tactical Defensive Fund was 25.66% and 37.60%, respectively.

3. DERIVATIVE TRANSACTIONS

Derivative Instruments and Hedging Activities: The following discloses the Funds' use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow certain Funds to enter into various types of derivative contracts such as purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce market value of fixed income investments and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons, including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

A portion of Trilogy Alternative Return Fund’s and Alternative Income Fund’s securities are pledged as collateral for open written option contracts.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stadion Investment Trust

By:	/s/Judson P. Doherty
Judson P. Doherty, President

Date:	October 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Judson P. Doherty
Judson P. Doherty, President and Principal Executive Officer

Date:	October 30, 2017

By:	/s/Duane L. Bernt
Duane L. Bernt, Treasurer and Principal Financial Officer

Date:	October 30, 2017